SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"), followed on a consistent basis.

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Functional and reporting currency
B.	Functional and reporting currency:

The Company’s functional currency is the New Israeli Shekel ("NIS"). Transactions denominated in foreign currencies are translated into NIS using the prevailing exchange rates at the date of the transaction. Gains and losses from the translation of foreign currency transactions are recorded in financial income or expenses.

In accordance with ASC 830, assets and liabilities are translated into the reporting currency using the exchange rate at the end of the year. Revenues and expenses are translated into the reporting currency using the average exchange rate for each quarter. Translation adjustments are reported separately as a component of accumulated other comprehensive income.

The functional currency of the Company's active foreign subsidiary is the local currency in which such subsidiary operates. For this subsidiary, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are reported separately as a component of accumulated other comprehensive income.

Exchange rates and linkage bases
C.	Exchange rates and linkage bases:

1.	Balances linked to the Israeli Consumer Price Index ("CPI"), are recorded pursuant to contractual linkage terms of the specific assets and liabilities.

2.	Details of the CPI (2016 base) and the representative exchange rates are as follows:

	Israeli CPI Points	Exchange rate of one US dollar NIS

December 31, 2024	116.3	3.647
December 31, 2023	112.6	3.627
December 31, 2022	109.4	3.519

	%

December 31, 2024	3.3	0.6
December 31, 2023	3.0	3.1
December 31, 2022	5.3	13.2

Use of estimates
D.	Use of estimates:

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires the management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the useful lives of property and equipment, allowance for credit losses, deferred tax assets, inventory write-offs, other contingencies and share-based compensation costs. Actual results could differ from these estimates.

Cash and cash equivalents
E.	Cash and cash equivalents:

Cash and cash equivalents are highly liquid investments which include short-term bank deposits with an original maturity of three months or less from deposit date and which are not restricted by a lien.

Trade accounts receivable
F.	Trade accounts receivable:

Trade accounts receivables are recorded when the Company's right to consideration becomes unconditional. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for expected credit losses for estimated losses inherent in its accounts receivable portfolio.

The expected credit loss allowance is determined based on management's estimate of the aged receivable balance considered uncollectible, based on historical experience, aging of the receivable and information available about specific customers, including their financial condition and volume of their operations.

The activity in the expected credit loss allowance is as follows:

	Year ended December 31,
	2024	2023	2022

Opening balance	264	162	173
Provision for credit losses	38	100	-
Foreign currency translation adjustments	(1)	2	(9)

Closing balance	301	264	162

Inventories
G.	Inventories:

Inventories are recorded at the lower of cost or net-realizable value. Cost is determined on the weighted average basis for raw materials. For work in progress and finished goods, the cost is determined based on accumulated actual costs and indirect costs, applying the lower of cost or net realizable value principle. The main components included in the cost of work-in-progress and finished goods inventory are cost of raw materials, labor costs, and manufacturing overhead, which includes energy, maintenance, leasing expenses, and other expenses calculation of accumulated actual direct and indirect costs.

The Company periodically evaluates the inventory quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Severance pay
H.	Severance pay:

The Company's liability for its Israeli employees severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof.

The Company has an approval from the Israeli Ministry of Labor and Social Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the Company's current deposits in the pension fund and/or with the insurance company exempt it from any additional severance obligations to the employees for whom such depository payments were made.

For certain non-management employees, the Company deposits 72% of its liability for severance obligations with a pension fund for such employees. Assets held for employees' severance payments represent contributions to insurance policies and deposits to a central severance pay fund and are recorded at their current redemption value.

Property and equipment
I.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation and impairment losses. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Machinery and equipment	5-33
Leasehold improvements	Over the shorter of the term of the lease or its useful life
Office furniture and equipment	6-15

Impairment of long-lived assets
J.	Impairment of long-lived assets:

The Company's long-lived assets (assets group) to be held or used, including right of use assets and intangible assets that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment" whenever events or changes in circumstances indicate that the carrying amount of a group of assets may not be recoverable. Recoverability of a group of assets to be held and used is measured by a comparison of the carrying amount of the group to the future undiscounted cash flows expected to be generated by the group. If such group of assets is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During the years ended December 31, 2024, 2023 and 2022, the Company did not record any impairment charges attributable to long-lived assets.

Income taxes
K.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes." This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company establishes reserves for uncertain tax positions based on an evaluation of whether the tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Accounting for share-based compensation
L.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation-Stock Compensation".

ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the share-based payment award that ultimately vests is recognized as an expense over the requisite service periods in the Company's consolidated income statement.

The Company recognize share-based compensation expense for graded-vesting awards with service conditions only, using the straight-line attribution method. The Company views these awards as single awards and believes that the straight-line attribution method more accurately reflects the pattern of service provided by its employees.

During the years ended December 31, 2024, 2023 and 2022, the Company recognized share-based compensation expenses related to employee share options as follows:

	Year ended December 31,
	2024	2023	2022

Cost of revenues	115	67	47
Sales and marketing expenses	33	17	6
General and administrative expenses	459	279	197

Total share-based compensation expenses	607	363	250

The Company calculates the fair value of share options on the date of grant using the Black-Scholes option-pricing model, whereas the fair value of restricted share units is based on the closing market value of the underlying shares at the date of grant, and the expense is recognized over the requisite service period of each individual grant using the straight-line attribution method. Forfeitures are accounted for as they occur.

The Black-Scholes option-pricing model requires the Company to make several assumptions, including the value of the Company's ordinary shares, expected volatility, expected term, risk-free interest rate and expected dividends. The Company evaluates the assumptions used to value option awards upon each grant of share options.

Expected volatility was calculated based on actual historical stock price volatility movements. The expected option term was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate was based on the U.S. treasury bonds yield with an equivalent term. As the Company's awards are dividend protected by reducing the exercise price, an expected dividend assumption of zero was used. The assumptions used to determine the fair value of the share-based awards are management’s best estimates and involve inherent uncertainties and the application of judgment.

The following assumptions were used in the Black-Scholes option pricing model for the three-year period ended December 31, 2024:

	2024	2023	2022

Dividend yield	0%	0%	0%
Expected volatility	78%-80%	79%-80%	77%-78%
Risk-free interest	3.7%-4.4%	4.2%-4.8%	1.4%-4.0%
Expected term	6.25 years	6.25 years	6.25 years
Forfeiture rate	0%	0%	0%

Revenue recognition
M.	Revenue recognition:

The Company generates its revenues mainly from sales of distinct custom-made PCBs.

Revenues from the Company's contracts with customers are recognized using the five-step model in ASC 606 - "Revenue from Contracts with Customers" ("ASC 606"). At first, the Company determines if an agreement with a customer is considered to be a contract to the extent it has a commercial substance, it is approved in writing by both parties, all rights and obligations including payment terms are identifiable, the agreement between the parties creates enforceable rights and obligations, and collectability in exchange for goods that will be transferred to the customer is considered as probable. The Company then assesses the performance obligations in the contract and allocates the transaction price in the contract to the distinct performance obligation. Revenue is recognized when control is transferred to the customer.

The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to the tax authorities.

Revenues from the sale of PCBs are recognized at a point in time, when control is transferred to the customer (which is generally upon shipment). The Company generally does not provide a right of return to its customers. Shipping and handling costs are not considered performance obligations and are included in cost of revenues. The Company does not disclose information about the remaining performance obligations that have original expected durations of one year or less. Customer balance is typically due within 0 to 75 calendar days of the invoice date.

Unbilled accounts receivables

In certain Company contracts, contractual billings do not coincide with revenue recognized on the contract. Unbilled accounts receivables are recorded when revenue recognized on the contract exceeds billings, pursuant to contract provisions, and become billable upon certain criteria being met. Unbilled accounts receivables, for which the Company has the unconditional right to consideration, totaled $0 and $38 as of December 31, 2024 and 2023, respectively, and are included in the accounts receivable balance.

Earnings per ordinary share
N.	Earnings per ordinary share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share." Options to purchase 212,000 ordinary shares were not included in the computation of diluted EPS since the effect would be anti-dilutive.

Concentration of credit risk
O.	Concentration of credit risk:

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and trade accounts receivable. Cash is deposited with major financial institutions in Israel and the United States.

The Company performs ongoing credit evaluations of the financial condition of its customers. The risk of collection associated with trade receivables is reduced by the large number and geographical dispersion of the Company's customer base, and the Company's policy of obtaining credit evaluations of the financial condition of certain customers, requiring collateral or security with respect to certain receivables, or purchase of insurance for certain other receivables.

Research and development costs
P.	Research and development costs:
Research and development costs incurred in the process of developing product improvements or new products, are charged to expenses as incurred.
Commitments and contingencies
Q.	Commitments and contingencies:

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Fair value measurements
R.	Fair value measurements:

ASC 820, "Fair Value Measurement and Disclosure" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Significant other observable inputs based on market data obtained from sources independent of the reporting entity.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

As of December 31, 2024, 2023 and 2022, the Company did not have any derivative instruments, measured at fair value on a recurring or nonrecurring basis.  The Company's financial instruments on December 31, 2024 and 2023, consisted of cash and cash equivalents, short-term bank deposits, trade and other accounts receivable, other current assets and trade and other payables. The carrying amounts of the financial instruments, approximate fair value due to their short maturity.

Comprehensive income (loss)
S.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity (deficiency) during the period except those resulting from investments by, or distributions to, shareholders.

The Company has determined that its items of comprehensive income (loss) relate to unrealized gain (loss) from foreign currency translation adjustments.

Leases
T.	Leases:

In accordance with ASC 842, the Company determines if an arrangement is a lease and the classification of that lease at inception is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset.

ROU assets and lease liabilities are recognized at commencement date based on the present value of the remaining lease payments over the lease term. ROU assets are initially measured at amounts, which represent the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured based on the discounted present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. The implicit rate within the operating leases is generally not reasonably determinable, therefore, the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.

Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option. The Company does not record an asset or liability for operating leases with a term of 12 months or less.

Impact of recently issued and adopted accounting standards
U.	Impact of recently issued and adopted accounting standards:

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted.

The Company adopted ASU 2023-07 during the year ended December 31, 2024  retrospectively to all periods presented in the financial statements. For additional information see Note 14 of these consolidated financial statements.

New accounting pronouncements not yet effective
V.	New accounting pronouncements not yet effective:

In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures". ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to the rate reconciliation and income taxes paid information. Early adoption is permitted. A public entity should apply the amendments in ASU 2023-09 prospectively to all annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of this standard on our consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Topic 220): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure in the notes to the financial statements of prescribed categories of expenses within relevant income statement captions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact on its financial statement disclosures.

Reclassifications
W.	Reclassifications:

Certain amounts in the notes to prior years consolidated financial statements have been reclassified to conform with the current year presentation. The reclassification had no effect on previously reported consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows.